OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Schedule of other receivables

Other receivables consist of the following:

	December 31,	December 31,
	2019	2018

Deposit for business acquisitions	$12,324,583	$-
Deposit for set-up of research center	86,007	-
Others	814,615	261,889
Allowance for doubtful accounts	(42,676)	(29,571)
Total other receivables, net	$13,182,529	$232,318

Movements of allowance for doubtful accounts
Movements of allowance for doubtful accounts are as follows:

Beginning balance	$29,571	$13,830
Addition	13,680	17,131
Exchange rate effect	(575)	(1,390)
Ending balance	$42,676	$29,571